Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
September 30, 2021:
Warrants	$ 168,016	$ 101,325	$ 3,531
Level 1 [Member]
September 30, 2021:
Warrants
Level 2 [Member]
September 30, 2021:
Warrants
Level 3 [Member]
September 30, 2021:
Warrants	$ 168,016	$ 101,325	$ 3,531